(logo)OPPENHEIMERFUNDS
Denis Mouller                                OppenheimerFund, Inc.
Vice President and                           Two World Trade Center, 34th Floor
Associate Counsel                            New York, New York 10048-0203
                                             212 323-2000 Fax 212 323-0558


                                             October 18, 1996




Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

          Re:      Oppenheimer Series Fund, Inc.
                   Reg. No. 2-75276; File No. 811-3346

To the Securities and Exchange Commission:

                  An electronic ("EDGAR") filing is hereby made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer Series Fund, Inc. (the "Trust") and its five series (the "Funds"): Oppenheimer Disciplined Allocation Fund, Oppenheimer Disciplined Value Fund, Oppenheimer LifeSpan Balanced Fund, Oppenheimer LifeSpan Growth Fund and Oppenheimer LifeSpan Income Fund. The filing includes supplement dated October 18, 1996 to each Fund's Prospectus and Statement of Additional Information dated May 1, 1996.

                                              Very truly yours,


                                              /s/ Denis Molleur
                                              ------------------
                                              Denis Molleur
                                              Vice President &
                                              Associate Counsel
                                              (212) 323-0560
DM
Enclosures

cc:    Ronald Feiman, Esq.
         KPMG Peat Marwick LLP
         Ms. Gloria LaFond

                     OPPENHEIMER DISCIPLINED ALLOCATION FUND
                        Supplement Dated October 18, 1996
                       To the Prospectus dated May 1, 1996

         The Prospectus is amended as follows:

         1. The parenthetical in footnote 1 following the table in the section captioned "Shareholder Transaction Expenses" on page 3 is revised to read as follows: "($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 33)."

         2. The first and second sentences in the sub-section captioned "Class A Shares" in "How to Buy Shares-Classes of Shares" on page 28 are revised to read as follows:

         If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 33). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge.

         3. The first and second paragraphs in the section captioned "Class A Contingent Deferred Sales Charge" on page 33 are revised to read as follows:

         There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

         o  Purchases aggregating $1 million or more.

         o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or

         SIMPLE plan (all of these plans
         are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

         o Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

         The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

         4. Effective January 1, 1997, the second sentence in the section captioned "Special Arrangements with Dealers" on page 34 is deleted.

         5. The seventh subparagraph under the section captioned "Waivers of Class A Sales Charges - Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers" on page 35 is deleted and replaced with the following subparagraph:

                  |_| (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

         6. The section captioned "Waivers of Class A Sales Charges - Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 36 is revised to read as follows:

         The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

                  o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

                  o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

                  o if, at the time a purchase  order is placed for Class
                    A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month ( and no further commission will be payable if the shares are redeemed within 18 months of purchase);

                  o for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

                  o for distributions from Retirement Plans, deferred
                    compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the

                           Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

October 18, 1996                                                     PS0205.001

                       OPPENHEIMER DISCIPLINED VALUE FUND
                        Supplement Dated October 18, 1996
                       To the Prospectus dated May 1, 1996

         The Prospectus is amended as follows:

         1. The parenthetical in footnote 1 following the table in the section captioned "Shareholder Transaction Expenses" on page 3 is revised to read as follows: "($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 29)."

         2. The first and second sentences in the sub-section captioned "Class A Shares" in "How to Buy Shares-Classes of Shares" on page 24 are revised to read as follows:

         If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 29). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge.

         3. The first and second paragraphs in the section captioned "Class A Contingent Deferred Sales Charge" on page 29 are revised to read as follows:

         There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

         o  Purchases aggregating $1 million or more.

         o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

         o Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

         The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and
         (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

         4. Effective January 1, 1997, the second sentence in the section captioned "Special Arrangements with Dealers" on page 29 is deleted.

         5. The seventh subparagraph under the section captioned "Waivers of Class A Sales Charges - Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers" on page 30 is deleted and replaced with the following subparagraph:

                  |_| (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

         6. The section captioned "Waivers of Class A Sales Charges - Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 32 is revised to read as follows:

         The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

                  o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

                  o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

                  o if, at the time a purchase  order is placed for Class
                    A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month ( and no further commission will be payable if the shares are redeemed within 18 months of purchase);

                  o for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

                  o for distributions from Retirement Plans, deferred
                    compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the

                           Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

October 18, 1996                                                     PS0375.003

                           OPPENHEIMER LIFESPAN FUNDS
                        Supplement Dated October 18, 1996
                       To the Prospectus dated May 1, 1996

         The Prospectus is amended as follows:

         1. The parenthetical in footnote 1 following the table in the section captioned "Shareholder Transaction Expenses" on page 3 is revised to read as follows: "($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 38)."

         2. The first and second sentences in the sub-section captioned "Class A Shares" in "How to Buy Shares-Classes of Shares" on page 33 are revised to read as follows:

         If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 38). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge.

         3. The first and second paragraphs in the section captioned "Class A Contingent Deferred Sales Charge" on page 38 are revised to read as follows:

         There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

         o  Purchases aggregating $1 million or more.

         o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans");

         that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

         o Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

         The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and
         (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

         4. Effective January 1, 1997, the second sentence in the section captioned "Special Arrangements with Dealers" on page 38 is deleted.

         5. The seventh subparagraph under the section captioned "Waivers of Class A Sales Charges - Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers" on page 40 is deleted and replaced with the following subparagraph:

                  |_| (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

         6. The section captioned "Waivers of Class A Sales Charges - Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 41 is revised to read as follows:

         The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

                  o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

                  o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

                  o if, at the time a purchase  order is placed for Class
                    A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month ( and no further commission will be payable if the shares are redeemed within 18 months of purchase);

                  o for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

                  o for distributions from Retirement Plans, deferred
                    compensation plans
                           or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions;
                           (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

         7. The section captioned "Dividends, Capital Gains and Taxes" on page 45 is revised by adding the following sentence after the first sentence.

                  Effective November 1, 1996, LifeSpan Income Fund will declare dividends separately for Class A, Class B and Class C shares from net investment income on each regular business day and pay those dividends to shareholders monthly.







October 18, 1996                                                  PS0315.004

                         OPPENHEIMER SERIES FUND, INC.
                     Oppenheimer Disciplined Allocation Fund
                       Oppenheimer Disciplined Value Fund
                       Oppenheimer LifeSpan Balanced Fund
                        Oppenheimer LifeSpan Growth Fund
                        Oppenheimer LifeSpan Income Fund
                    Supplement Dated October 18, 1996 to the
              Statement of Additional Information dated May 1, 1996

         The Statement of Additional Information is amended as follows:

         1. The section captioned "How To Buy Shares" on page 51 is revised by adding the following to the end of that section:

         Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

         The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.


October 18, 1996                                                    PXO.000.001